CONCENTRATION OF RISKS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) item customer	Dec. 31, 2019 CNY (¥) customer item	Dec. 31, 2018 customer item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item
CONCENTRATION OF RISKS
Depreciation (appreciation) of RMB against US$	(6.50%)	1.60%	5.00%
Customer Concentration Risk
CONCENTRATION OF RISKS
Number of customers who contributed more than 3% of Company's revenue | customer	0	0	0
Cabinet and Bandwidth Supply
CONCENTRATION OF RISKS
Number of suppliers | item	5	5	5	5	5
Cabinet and Bandwidth Supply | Supplier Concentration Risk
CONCENTRATION OF RISKS
Concentration of risk, percentage	39.00%	21.00%	19.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk
CONCENTRATION OF RISKS
Concentration of risk, percentage	3.00%	4.00%	4.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk | Largest single customer | Maximum
CONCENTRATION OF RISKS
Concentration of risk, percentage	10.00%	8.00%	9.00%
PRC | Credit Concentration Risk
CONCENTRATION OF RISKS
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions	¥ 1,419,855	¥ 1,171,075		$ 217,602
Outside the PRC | Credit Concentration Risk
CONCENTRATION OF RISKS
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions	¥ 1,982,454			$ 303,824	$ 222,638